EARNINGS PER SHARE (EPS)	9 Months Ended
Mar. 31, 2023
EARNINGS PER SHARE (EPS)
EARNINGS PER SHARE (EPS)

10.   EARNINGS PER SHARE (EPS)

The numerators and denominators used in the calculation of basic EPS and diluted EPS are presented below:

	Three -month period ended		Nine-month period ended
	03/31/2023	03/31/2022	03/31/2023	03/31/2022
Numerator
(Loss) profit for the period (basic EPS)	28,145,878	(6,486,721)	20,487,429	(2,185,491)
(Loss) profit for the period (diluted EPS)	28,145,878	(6,486,721)	20,487,429	(2,185,491)
Denominator
Weighted average number of shares (basic EPS)	62,002,011	41,138,527	62,002,011	41,138,527
Weighted average number of shares (diluted EPS)	63,079,523	41,138,527	63,079,523	41,138,527

Basic loss (Profit) attributable to ordinary equity holders of the parent	0.4540	(0.1577)	0.3304	(0.0531)
Diluted (loss) profit attributable to ordinary equity holders of the parent	0.4462	(0.1577)	0.3248	(0.0531)

For the three and nine-month period ended March 31, 2023, diluted earnings per share was calculated by adjusting the weighted average number of shares outstanding to assume conversion of all dilutive potential shares. The Group had two categories of dilutive potential shares, share-based incentives and Convertible notes.

The stock options were included in the diluted EPS calculation for the period ended March 31, 2023 only for the tranches in which the average market price of ordinary shares during the periods was higher than the assumed proceeds per option.

Convertible notes outstanding were not included in the diluted EPS calculations for the period ended March 31, 2023 because its interest (net of tax and other changes in income or expense) per ordinary share obtainable on conversion exceeds basic earnings per share.